Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	861,100	$15,528,417
Yamato Holdings Co. Ltd.	859,800	14,869,974
		30,398,391
Airlines — 0.2%
ANA Holdings Inc.(a)	472,700	9,329,346
Japan Airlines Co. Ltd.(a)	424,700	7,784,263
		17,113,609
Auto Components — 2.3%
Aisin Corp.	439,600	14,392,331
Bridgestone Corp.	1,702,900	67,243,379
Denso Corp.	1,292,000	79,183,777
Koito Manufacturing Co. Ltd.	312,000	11,384,184
Sumitomo Electric Industries Ltd.	2,132,300	23,617,195
Toyota Industries Corp.	437,500	28,121,138
		223,942,004
Automobiles — 8.0%
Honda Motor Co. Ltd.	4,861,200	121,044,686
Isuzu Motors Ltd.	1,739,800	20,417,494
Mazda Motor Corp.	1,698,400	14,430,184
Nissan Motor Co. Ltd.	6,928,300	26,930,777
Subaru Corp.	1,836,200	31,874,272
Suzuki Motor Corp.	1,097,700	32,507,895
Toyota Motor Corp.	31,621,400	526,074,710
Yamaha Motor Co. Ltd.	889,200	17,994,419
		791,274,437
Banks — 5.0%
Chiba Bank Ltd. (The)	1,561,800	8,120,091
Concordia Financial Group Ltd.	3,250,900	11,064,313
Japan Post Bank Co. Ltd.(b)	1,231,500	9,487,621
Mitsubishi UFJ Financial Group Inc.	35,646,680	202,794,019
Mizuho Financial Group Inc.	7,194,058	85,560,138
Resona Holdings Inc.	6,446,200	24,234,540
Shizuoka Bank Ltd. (The)	1,306,600	7,681,127
Sumitomo Mitsui Financial Group Inc.	3,893,700	119,417,835
Sumitomo Mitsui Trust Holdings Inc.	1,007,532	30,473,712
		498,833,396
Beverages — 1.1%
Asahi Group Holdings Ltd.	1,360,900	45,599,288
Ito En Ltd.	160,100	6,771,099
Kirin Holdings Co. Ltd.	2,453,800	37,956,549
Suntory Beverage & Food Ltd.	415,100	15,566,374
		105,893,310
Building Products — 1.7%
AGC Inc.	576,500	21,685,418
Daikin Industries Ltd.	742,400	119,382,741
Lixil Corp.	888,000	16,894,626
TOTO Ltd.	422,600	14,233,810
		172,196,595
Capital Markets — 0.9%
Daiwa Securities Group Inc.	4,060,400	19,791,758
Japan Exchange Group Inc.	1,506,700	23,835,603
Nomura Holdings Inc.	8,687,400	34,137,051
SBI Holdings Inc/Japan	725,010	14,707,681
		92,472,093
Chemicals — 3.8%
Asahi Kasei Corp.	3,742,800	30,240,153
Security	Shares	Value

Chemicals (continued)
JSR Corp.	539,700	$17,025,233
Mitsubishi Chemical Holdings Corp.	3,821,400	22,767,214
Mitsui Chemicals Inc.	549,500	13,451,998
Nippon Paint Holdings Co. Ltd.	2,475,900	18,299,183
Nippon Sanso Holdings Corp.	516,000	9,672,325
Nissan Chemical Corp.	383,400	21,552,979
Nitto Denko Corp.	424,600	30,757,331
Shin-Etsu Chemical Co. Ltd.	1,117,400	158,106,559
Sumitomo Chemical Co. Ltd.	4,448,200	18,386,914
Toray Industries Inc.	4,140,200	21,372,749
Tosoh Corp.	770,500	11,196,202
		372,828,840
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	662,500	15,158,045
Secom Co. Ltd.	625,600	41,198,083
Toppan Inc.	783,600	14,727,015
		71,083,143
Construction & Engineering — 0.5%
Kajima Corp.	1,324,400	14,232,513
Obayashi Corp.	1,913,600	13,548,607
Shimizu Corp.	1,622,500	8,621,534
Taisei Corp.	569,200	16,971,942
		53,374,596
Diversified Financial Services — 0.8%
Mitsubishi HC Capital Inc.	1,941,800	9,272,040
ORIX Corp.	3,601,300	68,465,834
		77,737,874
Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	3,564,300	108,897,931

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	1,924,100	19,359,480
Kansai Electric Power Co. Inc. (The)	2,101,600	20,540,918
Tokyo Electric Power Co. Holdings Inc.(a)	4,557,900	17,019,505
		56,919,903
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	378,100	17,731,594
Mitsubishi Electric Corp.	5,760,200	63,115,037
Nidec Corp.	1,332,900	89,122,753
		169,969,384
Electronic Equipment, Instruments & Components — 7.1%
Azbil Corp.	365,000	10,756,676
Hamamatsu Photonics KK	418,800	19,502,005
Hirose Electric Co. Ltd.	94,458	13,092,539
Hitachi Ltd.	2,887,200	149,806,651
Ibiden Co. Ltd.	336,100	12,183,877
Keyence Corp.	580,104	230,635,556
Kyocera Corp.	956,800	53,779,412
Murata Manufacturing Co. Ltd.	1,713,100	110,084,570
Omron Corp.	553,800	31,784,833
Shimadzu Corp.	706,100	25,756,428
TDK Corp.	1,159,200	39,811,439
Yokogawa Electric Corp.	675,300	12,085,473
		709,279,459
Entertainment — 2.5%
Capcom Co. Ltd.	525,600	14,795,566
Koei Tecmo Holdings Co. Ltd.	174,160	6,170,273
Konami Holdings Corp.	277,600	18,785,004

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Nexon Co. Ltd.	1,474,500	$36,343,537
Nintendo Co. Ltd.	329,500	147,117,925
Square Enix Holdings Co. Ltd.	254,100	12,565,419
Toho Co.Ltd./Tokyo	329,900	13,002,418
		248,780,142
Equity Real Estate Investment Trusts (REITs) — 1.3%
Daiwa House REIT Investment Corp.	6,576	16,247,112
GLP J-Reit	12,603	16,221,293
Japan Metropolitan Fund Invest	20,851	17,651,798
Japan Real Estate Investment Corp.	3,688	18,284,689
Nippon Building Fund Inc.	4,566	24,801,951
Nippon Prologis REIT Inc.	6,364	16,983,126
Nomura Real Estate Master Fund Inc.	12,529	16,344,613
		126,534,582
Food & Staples Retailing — 1.5%
Aeon Co. Ltd.	1,951,300	35,617,193
Kobe Bussan Co. Ltd.(b)	448,900	10,884,282
Seven & i Holdings Co. Ltd.	2,246,280	94,045,042
Welcia Holdings Co. Ltd.	280,500	5,646,276
		146,192,793
Food Products — 1.1%
Ajinomoto Co. Inc.	1,391,900	33,736,063
Kikkoman Corp.	433,900	22,980,241
MEIJI Holdings Co. Ltd.	341,456	16,824,017
Nisshin Seifun Group Inc.	583,675	6,831,234
Nissin Foods Holdings Co. Ltd.	185,300	12,119,139
Yakult Honsha Co. Ltd.	382,200	21,033,030
		113,523,724
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,119,800	20,990,220
Tokyo Gas Co. Ltd.	1,184,400	23,139,228
		44,129,448
Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	637,500	9,593,369
Hoya Corp.	1,101,800	117,271,851
Olympus Corp.	3,677,200	76,850,647
Sysmex Corp.	499,700	33,450,933
Terumo Corp.	1,925,500	62,160,968
		299,327,768
Health Care Technology — 0.4%
M3 Inc.	1,315,200	37,826,404

Hotels, Restaurants & Leisure — 1.0%
McDonald's Holdings Co. Japan Ltd.(b)	257,400	10,017,617
Oriental Land Co. Ltd./Japan	596,300	88,615,137
		98,632,754
Household Durables — 4.8%
Iida Group Holdings Co. Ltd.	433,780	6,842,965
Panasonic Holdings Corp.	6,587,815	60,446,928
Sekisui Chemical Co. Ltd.	1,114,100	15,936,117
Sekisui House Ltd.	1,838,800	32,671,349
Sharp Corp./Japan(b)	729,500	5,935,942
Sony Group Corp.	3,759,800	352,629,392
		474,462,693
Household Products — 0.4%
Unicharm Corp.	1,202,800	41,269,341

Industrial Conglomerates — 0.5%
Toshiba Corp.	1,162,000	51,955,160
Security	Shares	Value

Insurance — 3.4%
Dai-ichi Life Holdings Inc.	2,998,800	$61,963,337
Japan Post Holdings Co. Ltd.	7,303,900	54,550,563
Japan Post Insurance Co. Ltd.	592,600	9,866,740
MS&AD Insurance Group Holdings Inc.	1,327,040	42,221,564
Sompo Holdings Inc.	933,050	42,513,341
T&D Holdings Inc.	1,582,300	18,279,163
Tokio Marine Holdings Inc.	1,871,600	108,895,648
		338,290,356
Interactive Media & Services — 0.3%
Kakaku.com Inc.	398,900	7,861,337
Z Holdings Corp.	7,902,300	26,049,911
		33,911,248
Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	2,596,500	14,515,483
ZOZO Inc.	368,800	7,828,095
		22,343,578
IT Services — 2.6%
Fujitsu Ltd.	586,300	88,034,542
GMO Payment Gateway Inc.	124,648	10,275,304
Itochu Techno-Solutions Corp.	285,000	7,088,859
NEC Corp.	724,600	29,105,655
Nomura Research Institute Ltd.	1,002,012	27,406,453
NTT Data Corp.	1,882,800	29,459,441
Obic Co. Ltd.	208,100	30,659,749
Otsuka Corp.	335,100	10,597,743
SCSK Corp.	459,100	7,653,876
TIS Inc.	673,000	17,549,726
		257,831,348
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	595,598	44,239,335
Shimano Inc.	219,600	38,495,721
Yamaha Corp.	418,100	17,193,215
		99,928,271
Machinery — 4.9%
Daifuku Co. Ltd.	302,500	18,966,601
FANUC Corp.	572,000	93,235,482
Hitachi Construction Machinery Co. Ltd.	315,700	7,394,016
Hoshizaki Corp.	159,100	9,384,489
Komatsu Ltd.	2,754,500	68,484,137
Kubota Corp.	3,043,000	56,161,535
Kurita Water Industries Ltd.	312,200	12,019,504
Makita Corp.	668,200	18,218,372
MINEBEA MITSUMI Inc	1,073,500	19,915,805
MISUMI Group Inc	840,100	18,891,493
Mitsubishi Heavy Industries Ltd.	955,400	36,454,548
NGK Insulators Ltd.	758,800	11,230,229
SMC Corp.	170,200	87,997,694
Yaskawa Electric Corp.	715,500	24,803,274
		483,157,179
Marine — 0.7%
Mitsui OSK Lines Ltd.	1,025,300	27,245,760
Nippon Yusen KK	481,500	39,803,553
		67,049,313
Media — 0.4%
CyberAgent Inc.	1,281,700	13,747,508
Dentsu Group Inc.	645,500	21,489,958
Hakuhodo DY Holdings Inc.	689,400	6,976,629
		42,214,095

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.0%
Hitachi Metals Ltd.(a)	629,300	$10,102,327
JFE Holdings Inc.	1,467,350	18,051,551
Nippon Steel Corp.	2,410,970	42,015,091
Sumitomo Metal Mining Co. Ltd.	736,600	30,799,165
		100,968,134
Multiline Retail — 0.2%
Pan Pacific International Holdings Corp.	1,137,300	17,449,085

Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	9,156,495	36,862,077
Idemitsu Kosan Co. Ltd.	616,929	16,639,982
Inpex Corp.	3,101,400	39,794,138
		93,296,197
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,390,800	10,524,672

Personal Products — 1.3%
Kao Corp.	1,416,100	56,922,378
Kobayashi Pharmaceutical Co. Ltd.	156,300	10,470,680
Kose Corp.	97,800	8,860,405
Shiseido Co. Ltd.	1,192,400	50,016,099
		126,269,562
Pharmaceuticals — 5.8%
Astellas Pharma Inc.	5,552,750	88,682,488
Chugai Pharmaceutical Co. Ltd.	2,002,300	54,739,191
Daiichi Sankyo Co.Ltd.	5,225,007	138,567,345
Eisai Co. Ltd.	751,100	30,931,650
Kyowa Kirin Co. Ltd.	806,300	17,371,124
Nippon Shinyaku Co. Ltd.	146,600	9,049,150
Ono Pharmaceutical Co. Ltd.	1,103,400	29,214,493
Otsuka Holdings Co. Ltd.	1,164,300	38,791,645
Shionogi & Co. Ltd.	789,900	42,081,496
Takeda Pharmaceutical Co. Ltd.	4,484,200	128,856,858
		578,285,440
Professional Services — 1.8%
Nihon M&A Center Holdings Inc.	895,600	10,276,663
Persol Holdings Co. Ltd.	522,000	10,115,941
Recruit Holdings Co. Ltd.	4,295,900	155,486,600
		175,879,204
Real Estate Management & Development — 2.3%
Daito Trust Construction Co. Ltd.	191,000	16,869,924
Daiwa House Industry Co. Ltd.	1,787,400	43,048,008
Hulic Co. Ltd.	1,147,400	9,362,417
Mitsubishi Estate Co. Ltd.	3,527,400	52,448,107
Mitsui Fudosan Co. Ltd.	2,718,600	59,445,833
Nomura Real Estate Holdings Inc.	348,000	8,703,158
Open House Group Co. Ltd.	242,300	10,086,182
Sumitomo Realty & Development Co. Ltd.	922,800	24,878,256
		224,841,885
Road & Rail — 2.2%
Central Japan Railway Co.	430,300	53,302,195
East Japan Railway Co.	901,800	46,231,668
Hankyu Hanshin Holdings Inc.	682,500	18,303,342
Keio Corp.	307,100	10,258,616
Keisei Electric Railway Co. Ltd.	410,600	10,716,359
Kintetsu Group Holdings Co. Ltd.	508,400	14,854,442
Odakyu Electric Railway Co. Ltd.	868,400	11,457,960
Tobu Railway Co. Ltd.	557,100	12,492,864
Tokyu Corp.	1,584,200	17,977,642
Security	Shares	Value

Road & Rail (continued)
West Japan Railway Co.	655,200	$24,195,851
		219,790,939
Semiconductors & Semiconductor Equipment — 3.8%
Advantest Corp.	565,300	38,560,253
Disco Corp.	86,400	23,326,864
Lasertec Corp.	225,000	32,566,432
Renesas Electronics Corp.(a)	3,768,000	44,009,640
Rohm Co. Ltd.	260,800	21,316,644
SUMCO Corp.	1,045,300	16,843,594
Tokyo Electron Ltd.	445,552	204,233,962
		380,857,389
Software — 0.3%
Oracle Corp. Japan(a)	113,600	6,877,363
Trend Micro Inc/Japan	398,200	23,410,518
		30,287,881
Specialty Retail — 1.3%
Fast Retailing Co. Ltd.	173,400	83,304,390
Hikari Tsushin Inc.	60,500	6,834,622
Nitori Holdings Co. Ltd.	238,800	24,059,453
USS Co. Ltd.	649,800	11,819,318
		126,017,783
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	700,000	12,883,357
Canon Inc.	2,983,050	75,756,982
FUJIFILM Holdings Corp.	1,073,800	59,144,143
Ricoh Co. Ltd.	1,715,600	14,416,479
Seiko Epson Corp.	835,100	13,980,177
		176,181,138
Tobacco — 0.7%
Japan Tobacco Inc.	3,579,500	65,153,842

Trading Companies & Distributors — 4.7%
ITOCHU Corp.	3,543,700	101,652,894
Marubeni Corp.	4,666,300	48,918,288
Mitsubishi Corp.	3,765,000	129,937,450
Mitsui & Co. Ltd.	4,166,900	104,666,554
MonotaRO Co. Ltd.	737,300	10,764,631
Sumitomo Corp.	3,359,500	48,068,042
Toyota Tsusho Corp.	632,900	24,158,933
		468,166,792
Transportation Infrastructure — 0.1%
Nippon Express Holdings Inc.	229,600	13,336,502

Wireless Telecommunication Services — 4.2%
KDDI Corp.	4,808,800	167,760,208
SoftBank Corp.	8,565,900	98,684,840
SoftBank Group Corp.	3,596,200	148,951,270
		415,396,318
Total Common Stocks — 98.7%
(Cost: $11,494,060,708)		9,802,277,925

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	24,200,081	24,200,081

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	6,490,000	$6,490,000
		30,690,081
Total Short-Term Securities — 0.3%
(Cost: $30,690,103)		30,690,081

Total Investments in Securities — 99.0%
(Cost: $11,524,750,811)		9,832,968,006

Other Assets Less Liabilities — 1.0%		95,455,009

Net Assets — 100.0%		$9,928,423,015

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,457,264	$12,742,364	(a)	$—	$387	$66	$24,200,081	24,200,081	$16,911	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,320,000	1,170,000	(a)	—	—	—	6,490,000	6,490,000	4,522		—
					$387	$66	$30,690,081		$21,433		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	787	06/09/22	$116,541	$(712,233)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$9,802,277,925	$—	$9,802,277,925
Money Market Funds	30,690,081	—	—	30,690,081
	$30,690,081	$9,802,277,925	$—	$9,832,968,006
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(712,233)	$—	$(712,233)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.